Quarterly Holdings Report
for
Fidelity® Series International Index Fund
January 31, 2026
IIF-NPRT1-0426
1.9891251.107
Common Stocks - 98.7%
	Shares	Value ($)
AUSTRALIA - 7.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Telstra Group Ltd	133,962	455,228
Interactive Media & Services - 0.1%
CAR Group Ltd	12,762	245,276
REA Group Ltd	1,782	235,460
		480,736
TOTAL COMMUNICATION SERVICES		935,964
Consumer Discretionary - 0.4%
Broadline Retail - 0.3%
Wesfarmers Ltd	38,250	2,206,512
Hotels, Restaurants & Leisure - 0.1%
Aristocrat Leisure Ltd	18,715	698,004
Lottery Corp/The	75,039	269,105
		967,109
TOTAL CONSUMER DISCRETIONARY		3,173,621
Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
Coles Group Ltd	45,237	670,336
Woolworths Group Ltd	41,174	887,097
TOTAL CONSUMER STAPLES		1,557,433
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Santos Ltd	109,479	534,412
Woodside Energy Group Ltd	64,082	1,131,464
TOTAL ENERGY		1,665,876
Financials - 2.7%
Banks - 2.1%
ANZ Group Holdings Ltd	100,404	2,554,313
Commonwealth Bank of Australia	56,406	5,866,610
National Australia Bank Ltd	103,246	3,101,450
Westpac Banking Corp	115,290	3,116,555
		14,638,928
Capital Markets - 0.3%
ASX Ltd	6,551	261,299
Macquarie Group Ltd	12,205	1,803,308
		2,064,607
Financial Services - 0.0%
Washington H Soul Pattinson & Co Ltd	11,530	309,836
Insurance - 0.3%
Insurance Australia Group Ltd	79,743	422,021
Medibank Pvt Ltd	92,886	298,826
QBE Insurance Group Ltd	50,910	697,761
Suncorp Group Ltd	36,509	432,192
		1,850,800
TOTAL FINANCIALS		18,864,171
Health Care - 0.5%
Biotechnology - 0.3%
CSL Ltd	16,353	2,060,639
Health Care Equipment & Supplies - 0.1%
Cochlear Ltd	2,205	413,190
Health Care Providers & Services - 0.1%
Sigma Healthcare Ltd	175,106	376,780
Sonic Healthcare Ltd	15,828	253,118
		629,898
Health Care Technology - 0.0%
Pro Medicus Ltd	1,938	248,474
TOTAL HEALTH CARE		3,352,201
Industrials - 0.3%
Commercial Services & Supplies - 0.1%
Brambles Ltd	45,928	716,396
Passenger Airlines - 0.0%
Qantas Airways Ltd	24,787	173,813
Professional Services - 0.1%
Computershare Ltd	17,549	399,724
Trading Companies & Distributors - 0.0%
SGH Ltd	6,847	221,326
Transportation Infrastructure - 0.1%
Transurban Group unit	104,983	1,019,814
TOTAL INDUSTRIALS		2,531,073
Information Technology - 0.0%
Software - 0.0%
WiseTech Global Ltd	6,797	274,519
Materials - 2.3%
Metals & Mining - 2.3%
BHP Group Ltd	171,191	5,896,224
Evolution Mining Ltd	68,453	701,185
Fortescue Ltd	57,081	834,715
Glencore PLC	338,816	2,309,829
Lynas Rare Earths Ltd (b)	30,536	307,379
Northern Star Resources Ltd	45,817	923,321
Rio Tinto Ltd	12,512	1,320,414
Rio Tinto PLC	38,045	3,471,011
South32 Ltd	151,678	480,496
TOTAL MATERIALS		16,244,574
Real Estate - 0.3%
Diversified REITs - 0.0%
Stockland unit	81,687	306,598
Industrial REITs - 0.2%
Goodman Group unit	68,933	1,475,086
Retail REITs - 0.1%
Scentre Group unit	175,905	499,765
Vicinity Ltd unit	131,082	224,546
		724,311
TOTAL REAL ESTATE		2,505,995
Utilities - 0.1%
Electric Utilities - 0.1%
Origin Energy Ltd	58,072	477,174
Gas Utilities - 0.0%
Apa Group unit	44,265	273,100
TOTAL UTILITIES		750,274
TOTAL AUSTRALIA		51,855,701
AUSTRIA - 0.3%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
OMV AG	4,965	294,557
Financials - 0.3%
Banks - 0.3%
Erste Group Bank AG	10,378	1,347,022
Raiffeisen Bank International AG	4,420	223,611
TOTAL FINANCIALS		1,570,633
Utilities - 0.0%
Electric Utilities - 0.0%
Verbund AG Class A	2,294	168,454
TOTAL AUSTRIA		2,033,644
BELGIUM - 0.9%
Consumer Discretionary - 0.0%
Distributors - 0.0%
D'ieteren Group	723	165,316
Consumer Staples - 0.4%
Beverages - 0.4%
Anheuser-Busch InBev SA/NV	33,318	2,398,332
Food Products - 0.0%
Lotus Bakeries NV	14	164,289
TOTAL CONSUMER STAPLES		2,562,621
Financials - 0.3%
Banks - 0.2%
KBC Group NV	7,743	1,091,284
Financial Services - 0.1%
Groupe Bruxelles Lambert NV	2,698	255,526
Sofina SA	553	161,253
		416,779
Insurance - 0.0%
Ageas SA/NV	5,036	357,867
TOTAL FINANCIALS		1,865,930
Health Care - 0.2%
Pharmaceuticals - 0.2%
Financiere de Tubize SA	671	170,607
UCB SA	4,262	1,290,271
TOTAL HEALTH CARE		1,460,878
Materials - 0.0%
Chemicals - 0.0%
Syensqo SA	2,451	206,334
Utilities - 0.0%
Electric Utilities - 0.0%
Elia Group SA/NV	1,464	212,234
TOTAL BELGIUM		6,473,313
BRAZIL - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Yara International ASA	5,565	256,103
CHILE - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Antofagasta PLC	13,293	663,552
CHINA - 0.5%
Consumer Discretionary - 0.3%
Broadline Retail - 0.3%
Prosus NV Class N	44,102	2,535,921
Consumer Staples - 0.0%
Food Products - 0.0%
Wilmar International Ltd	65,322	174,076
Financials - 0.1%
Banks - 0.1%
BOC Hong Kong Holdings Ltd	124,710	658,343
Industrials - 0.1%
Machinery - 0.1%
Yangzijiang Shipbuildling (Holdings) Ltd	87,000	228,425
Marine Transportation - 0.0%
SITC International Holdings Co Ltd	45,000	167,855
TOTAL INDUSTRIALS		396,280
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Wharf Holdings Ltd/The	36,000	116,312
TOTAL CHINA		3,880,932
COTE D'IVOIRE - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Endeavour Mining PLC (United Kingdom)	6,512	376,210
DENMARK - 1.9%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Pandora A/S	2,662	215,060
Consumer Staples - 0.1%
Beverages - 0.1%
Carlsberg AS Series B	3,167	428,778
Financials - 0.2%
Banks - 0.2%
Danske Bank A/S	22,513	1,148,814
Insurance - 0.0%
Tryg A/S	11,326	275,224
TOTAL FINANCIALS		1,424,038
Health Care - 1.0%
Biotechnology - 0.1%
Genmab A/S (b)	2,056	669,815
Health Care Equipment & Supplies - 0.0%
Coloplast AS Series B	4,249	362,206
Demant A/S (b)	3,266	114,252
		476,458
Pharmaceuticals - 0.9%
Novo Nordisk A/S Series B	108,555	6,445,914
TOTAL HEALTH CARE		7,592,187
Industrials - 0.4%
Air Freight & Logistics - 0.3%
DSV A/S	6,889	1,934,280
Building Products - 0.0%
ROCKWOOL A/S Series B	3,276	111,040
Electrical Equipment - 0.1%
Vestas Wind Systems A/S	34,039	1,031,770
TOTAL INDUSTRIALS		3,077,090
Materials - 0.1%
Chemicals - 0.1%
Novonesis Novozymes B Series B	11,875	726,974
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Orsted AS (b)(d)(e)	17,811	400,301
TOTAL DENMARK		13,864,428
FINLAND - 1.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Elisa Oyj A Shares	4,789	210,944
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Kesko Oyj B Shares	9,267	234,412
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Neste Oyj	14,261	364,456
Financials - 0.5%
Banks - 0.4%
Nordea Bank Abp	104,668	2,022,230
Insurance - 0.1%
Sampo Oyj A Shares	81,607	910,107
TOTAL FINANCIALS		2,932,337
Health Care - 0.0%
Pharmaceuticals - 0.0%
Orion Oyj B Shares	3,683	304,067
Industrials - 0.3%
Machinery - 0.3%
Kone Oyj B Shares	11,456	823,181
Metso Oyj	22,356	437,642
Wartsila OYJ Abp	16,954	687,298
TOTAL INDUSTRIALS		1,948,121
Information Technology - 0.2%
Communications Equipment - 0.2%
Nokia Oyj	178,548	1,150,012
Materials - 0.1%
Paper & Forest Products - 0.1%
Stora Enso Oyj R Shares	19,604	226,287
UPM-Kymmene Oyj	17,786	490,683
TOTAL MATERIALS		716,970
Utilities - 0.0%
Electric Utilities - 0.0%
Fortum Oyj	15,122	356,974
TOTAL FINLAND		8,218,293
FRANCE - 8.7%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.2%
Orange SA	62,775	1,166,990
Media - 0.1%
Publicis Groupe SA	7,718	771,401
TOTAL COMMUNICATION SERVICES		1,938,391
Consumer Discretionary - 1.4%
Automobile Components - 0.1%
Cie Generale des Etablissements Michelin SCA Series B	22,600	839,265
Automobiles - 0.0%
Renault SA	6,482	244,948
Hotels, Restaurants & Leisure - 0.1%
Accor SA	6,607	359,158
FDJ UNITED	3,732	98,826
Sodexo SA	2,983	152,406
		610,390
Textiles, Apparel & Luxury Goods - 1.2%
Hermes International SCA	1,067	2,566,215
Kering SA	2,509	783,255
LVMH Moet Hennessy Louis Vuitton SE	8,429	5,440,116
		8,789,586
TOTAL CONSUMER DISCRETIONARY		10,484,189
Consumer Staples - 0.9%
Beverages - 0.1%
Pernod Ricard SA	6,802	605,351
Consumer Staples Distribution & Retail - 0.0%
Carrefour SA	19,854	325,192
Food Products - 0.2%
Danone SA	21,820	1,709,814
Personal Care Products - 0.6%
L'Oreal SA	8,096	3,719,623
TOTAL CONSUMER STAPLES		6,359,980
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Bollore SE	23,421	133,646
TotalEnergies SE	66,939	4,852,017
TOTAL ENERGY		4,985,663
Financials - 1.3%
Banks - 0.9%
BNP Paribas SA	33,879	3,663,423
Credit Agricole SA	35,972	779,025
Societe Generale SA Series A	23,821	2,087,423
		6,529,871
Capital Markets - 0.0%
Amundi SA (d)(e)	2,078	184,614
Financial Services - 0.0%
Edenred SE	8,079	169,215
Insurance - 0.4%
AXA SA	58,470	2,666,182
TOTAL FINANCIALS		9,549,882
Health Care - 0.5%
Health Care Equipment & Supplies - 0.5%
BioMerieux	1,397	161,950
EssilorLuxottica SA	10,147	3,101,956
		3,263,906
Life Sciences Tools & Services - 0.0%
Sartorius Stedim Biotech	983	219,407
Pharmaceuticals - 0.0%
Ipsen SA	1,264	206,164
TOTAL HEALTH CARE		3,689,477
Industrials - 2.4%
Aerospace & Defense - 1.4%
Airbus SE	20,029	4,585,641
Dassault Aviation SA	659	249,810
Safran SA	12,138	4,336,803
Thales SA	3,124	956,337
		10,128,591
Building Products - 0.2%
Cie de Saint-Gobain SA	15,141	1,494,500
Construction & Engineering - 0.4%
Bouygues SA	6,467	349,631
Eiffage SA	2,313	342,577
Vinci SA	16,816	2,417,884
		3,110,092
Electrical Equipment - 0.2%
Legrand SA	8,840	1,411,377
Machinery - 0.1%
Alstom SA (b)	11,683	373,020
Professional Services - 0.1%
Bureau Veritas SA	11,479	368,740
Trading Companies & Distributors - 0.0%
Rexel SA	7,564	318,651
Transportation Infrastructure - 0.0%
Aeroports de Paris SA	1,168	154,370
Getlink SE Series A	10,137	200,786
		355,156
TOTAL INDUSTRIALS		17,560,127
Information Technology - 0.2%
IT Services - 0.1%
Capgemini SE	5,198	807,656
Software - 0.1%
Dassault Systemes SE	22,610	621,884
TOTAL INFORMATION TECHNOLOGY		1,429,540
Materials - 0.5%
Chemicals - 0.5%
Air Liquide SA	19,498	3,651,243
Real Estate - 0.1%
Diversified REITs - 0.0%
Covivio SA/France	1,860	118,505
Office REITs - 0.0%
Gecina SA	1,557	142,941
Retail REITs - 0.1%
Klepierre SA	7,260	279,167
Unibail-Rodamco-Westfield unit	4,108	452,856
		732,023
TOTAL REAL ESTATE		993,469
Utilities - 0.4%
Multi-Utilities - 0.4%
Engie SA	61,570	1,838,261
Veolia Environnement SA	21,253	797,141
TOTAL UTILITIES		2,635,402
TOTAL FRANCE		63,277,363
GERMANY - 8.9%
Communication Services - 0.6%
Diversified Telecommunication Services - 0.6%
Deutsche Telekom AG	123,997	4,161,127
Entertainment - 0.0%
CTS Eventim AG & Co KGaA	2,096	176,275
Interactive Media & Services - 0.0%
Scout24 SE (d)(e)	2,528	251,861
TOTAL COMMUNICATION SERVICES		4,589,263
Consumer Discretionary - 0.6%
Automobile Components - 0.0%
Continental AG	3,707	292,822
Automobiles - 0.5%
Bayerische Motoren Werke AG	9,485	982,867
Mercedes-Benz Group AG	24,343	1,663,704
		2,646,571
Specialty Retail - 0.0%
Zalando SE (b)(d)(e)	7,554	217,944
Textiles, Apparel & Luxury Goods - 0.1%
adidas AG	5,763	1,021,801
TOTAL CONSUMER DISCRETIONARY		4,179,138
Consumer Staples - 0.0%
Household Products - 0.0%
Henkel AG & Co KGaA	3,504	289,252
Personal Care Products - 0.0%
Beiersdorf AG	3,270	390,044
TOTAL CONSUMER STAPLES		679,296
Financials - 2.0%
Banks - 0.1%
Commerzbank AG	24,703	1,015,782
Capital Markets - 0.6%
Deutsche Bank AG	62,385	2,462,470
Deutsche Boerse AG	6,347	1,607,222
		4,069,692
Insurance - 1.3%
Allianz SE	13,016	5,731,233
Hannover Rueck SE	2,032	575,181
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	4,403	2,668,555
Talanx AG	2,175	274,572
		9,249,541
TOTAL FINANCIALS		14,335,015
Health Care - 0.6%
Health Care Equipment & Supplies - 0.1%
Siemens Healthineers AG (d)(e)	11,403	569,164
Health Care Providers & Services - 0.2%
Fresenius Medical Care AG	7,416	333,861
Fresenius SE & Co KGaA	14,236	796,652
		1,130,513
Pharmaceuticals - 0.3%
Bayer AG	33,114	1,751,455
Merck KGaA	4,356	649,013
		2,400,468
TOTAL HEALTH CARE		4,100,145
Industrials - 2.8%
Aerospace & Defense - 0.6%
Hensoldt AG	2,138	211,992
MTU Aero Engines AG	1,814	805,259
Rheinmetall AG	1,551	3,275,249
		4,292,500
Air Freight & Logistics - 0.2%
Deutsche Post AG	32,358	1,809,735
Construction & Engineering - 0.0%
HOCHTIEF AG	522	219,533
Electrical Equipment - 0.6%
Siemens Energy AG (b)	26,122	4,475,805
Industrial Conglomerates - 1.2%
Siemens AG	25,617	7,744,795
Machinery - 0.2%
Daimler Truck Holding AG	16,012	777,414
Gea Group Ag	4,937	353,465
Knorr-Bremse AG	2,444	285,209
Rational AG	173	139,034
		1,555,122
Passenger Airlines - 0.0%
Deutsche Lufthansa AG	20,217	208,489
Trading Companies & Distributors - 0.0%
Brenntag SE	4,136	251,994
TOTAL INDUSTRIALS		20,557,973
Information Technology - 1.3%
Semiconductors & Semiconductor Equipment - 0.3%
Infineon Technologies AG	44,016	2,151,613
Software - 1.0%
Nemetschek SE	1,944	170,404
SAP SE	35,197	7,031,250
		7,201,654
TOTAL INFORMATION TECHNOLOGY		9,353,267
Materials - 0.5%
Chemicals - 0.3%
BASF SE	30,078	1,630,649
Evonik Industries AG	8,715	135,327
Symrise AG	4,474	376,653
		2,142,629
Construction Materials - 0.2%
Heidelberg Materials AG	4,511	1,235,431
TOTAL MATERIALS		3,378,060
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
LEG Immobilien SE	2,544	183,344
Vonovia SE	25,502	746,681
TOTAL REAL ESTATE		930,025
Utilities - 0.4%
Independent Power and Renewable Electricity Producers - 0.2%
RWE AG	21,307	1,351,715
Multi-Utilities - 0.2%
E.ON SE	75,665	1,602,303
TOTAL UTILITIES		2,954,018
TOTAL GERMANY		65,056,200
HONG KONG - 1.8%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
HKT Trust & HKT Ltd unit	127,292	190,641
Consumer Staples - 0.0%
Food Products - 0.0%
WH Group Ltd (d)(e)	281,077	330,294
Financials - 1.2%
Capital Markets - 0.3%
Futu Holdings Ltd Class A ADR (b)	1,917	311,647
Hong Kong Exchanges & Clearing Ltd	40,567	2,236,504
		2,548,151
Insurance - 0.9%
AIA Group Ltd	354,045	4,084,788
Prudential PLC	86,383	1,418,862
		5,503,650
TOTAL FINANCIALS		8,051,801
Industrials - 0.1%
Ground Transportation - 0.0%
MTR Corp Ltd	52,437	232,111
Industrial Conglomerates - 0.0%
Swire Pacific Ltd A Shares	11,856	114,430
Machinery - 0.1%
Techtronic Industries Co Ltd	49,292	671,983
TOTAL INDUSTRIALS		1,018,524
Real Estate - 0.3%
Real Estate Management & Development - 0.3%
CK Asset Holdings Ltd	64,726	379,801
Henderson Land Development Co Ltd	49,140	195,752
Hongkong Land Holdings Ltd (Singapore)	36,630	310,989
Sino Land Co Ltd	128,083	193,138
Sun Hung Kai Properties Ltd	48,680	783,282
Wharf Real Estate Investment Co Ltd	55,814	194,189
		2,057,151
Retail REITs - 0.0%
Link REIT	87,831	403,847
TOTAL REAL ESTATE		2,460,998
Utilities - 0.2%
Electric Utilities - 0.2%
CK Infrastructure Holdings Ltd	21,081	173,379
CLP Holdings Ltd	55,236	522,869
Power Assets Holdings Ltd	46,803	363,360
		1,059,608
Gas Utilities - 0.0%
Hong Kong & China Gas Co Ltd	377,697	356,322
TOTAL UTILITIES		1,415,930
TOTAL HONG KONG		13,468,188
INDONESIA - 0.1%
Industrials - 0.1%
Industrial Conglomerates - 0.1%
Jardine Matheson Holdings Ltd (Singapore)	5,475	398,416
IRELAND - 0.4%
Consumer Staples - 0.0%
Food Products - 0.0%
Kerry Group PLC Class A	5,466	484,638
Financials - 0.2%
Banks - 0.2%
AIB Group PLC	72,027	806,815
Bank of Ireland Group PLC	32,164	653,663
TOTAL FINANCIALS		1,460,478
Industrials - 0.2%
Building Products - 0.1%
Kingspan Group PLC	5,179	451,211
Trading Companies & Distributors - 0.1%
AerCap Holdings NV	5,948	854,490
TOTAL INDUSTRIALS		1,305,701
TOTAL IRELAND		3,250,817
ISRAEL - 1.0%
Financials - 0.5%
Banks - 0.4%
Bank Hapoalim BM	42,157	1,045,476
Bank Leumi Le-Israel BM	50,197	1,210,208
Israel Discount Bank Ltd Class A	41,241	487,630
Mizrahi Tefahot Bank Ltd	5,259	412,963
		3,156,277
Insurance - 0.1%
Phoenix Financial Ltd	7,714	375,789
TOTAL FINANCIALS		3,532,066
Health Care - 0.2%
Pharmaceuticals - 0.2%
Teva Pharmaceutical Industries Ltd ADR (b)	38,657	1,317,431
Industrials - 0.1%
Aerospace & Defense - 0.1%
Elbit Systems Ltd	938	665,147
Information Technology - 0.2%
IT Services - 0.0%
Wix.com Ltd (b)	1,876	162,912
Semiconductors & Semiconductor Equipment - 0.1%
Nova Ltd (Israel) (b)	993	493,352
Software - 0.1%
Check Point Software Technologies Ltd (b)(c)	2,895	519,682
Nice Ltd (b)	2,081	222,289
		741,971
TOTAL INFORMATION TECHNOLOGY		1,398,235
Materials - 0.0%
Chemicals - 0.0%
ICL Group Ltd	26,101	142,140
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Azrieli Group Ltd	1,421	191,398
TOTAL ISRAEL		7,246,417
ITALY - 3.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Infrastrutture Wireless Italiane SpA (d)(e)	9,481	83,613
Telecom Italia SpA/Milano (b)	387,687	261,941
TOTAL COMMUNICATION SERVICES		345,554
Consumer Discretionary - 0.3%
Automobiles - 0.2%
Ferrari NV (Italy)	4,249	1,414,264
Textiles, Apparel & Luxury Goods - 0.1%
Moncler SpA	7,874	457,432
TOTAL CONSUMER DISCRETIONARY		1,871,696
Consumer Staples - 0.1%
Beverages - 0.1%
Coca-Cola HBC AG	7,351	397,320
Davide Campari-Milano NV (c)	20,751	147,190
TOTAL CONSUMER STAPLES		544,510
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Eni SpA	68,944	1,409,156
Financials - 1.7%
Banks - 1.4%
Banca Monte dei Paschi di Siena SpA	66,574	689,230
Banco BPM SpA	38,311	573,099
BPER Banca SPA	49,666	697,923
FinecoBank Banca Fineco SpA	20,617	546,197
Intesa Sanpaolo SpA	480,085	3,398,710
UniCredit SpA	47,254	4,118,000
		10,023,159
Financial Services - 0.1%
Banca Mediolanum SpA	7,475	175,083
Nexi SpA (d)(e)	18,012	76,969
Poste Italiane SpA (d)(e)	15,418	405,721
		657,773
Insurance - 0.2%
Generali	28,733	1,171,277
Unipol Assicurazioni SpA	12,103	269,352
		1,440,629
TOTAL FINANCIALS		12,121,561
Health Care - 0.0%
Pharmaceuticals - 0.0%
Recordati Industria Chimica e Farmaceutica SpA	3,876	212,905
Industrials - 0.4%
Aerospace & Defense - 0.1%
Leonardo SpA	13,643	911,716
Electrical Equipment - 0.2%
Prysmian SpA	9,490	1,129,959
Passenger Airlines - 0.1%
Ryanair Holdings PLC	28,436	965,099
TOTAL INDUSTRIALS		3,006,774
Utilities - 0.5%
Electric Utilities - 0.5%
Enel SpA	274,135	3,028,798
Terna - Rete Elettrica Nazionale	47,417	512,933
		3,541,731
Gas Utilities - 0.0%
Snam SpA	67,957	467,045
TOTAL UTILITIES		4,008,776
TOTAL ITALY		23,520,932
JAPAN - 22.2%
Communication Services - 1.6%
Diversified Telecommunication Services - 0.1%
NTT Inc	1,007,125	1,012,040
Entertainment - 0.5%
Capcom Co Ltd	11,688	297,915
Konami Group Corp	3,355	487,121
Nexon Co Ltd	12,514	297,810
Nintendo Co Ltd	37,170	2,301,773
Toho Co Ltd/Tokyo	3,490	177,634
		3,562,253
Interactive Media & Services - 0.0%
LY Corp	92,817	237,651
Wireless Telecommunication Services - 1.0%
KDDI Corp	98,800	1,668,137
SoftBank Corp	968,030	1,315,803
SoftBank Group Corp	128,896	3,519,813
		6,503,753
TOTAL COMMUNICATION SERVICES		11,315,697
Consumer Discretionary - 3.5%
Automobile Components - 0.4%
Aisin Corp	16,622	296,814
Bridgestone Corp	38,568	868,330
Denso Corp	58,888	817,057
Sumitomo Electric Industries Ltd	24,044	1,044,662
		3,026,863
Automobiles - 1.5%
Honda Motor Co Ltd	124,614	1,253,310
Isuzu Motors Ltd	18,026	289,446
Nissan Motor Co Ltd (b)	74,664	181,983
Subaru Corp	19,728	423,524
Suzuki Motor Corp	52,972	721,023
Toyota Motor Corp	319,490	7,241,403
Yamaha Motor Co Ltd	30,916	232,429
		10,343,118
Broadline Retail - 0.1%
Pan Pacific International Holdings Corp	64,270	380,514
Rakuten Group Inc (b)	51,146	305,699
Ryohin Keikaku Co Ltd	17,000	338,440
		1,024,653
Hotels, Restaurants & Leisure - 0.1%
Oriental Land Co Ltd/Japan	36,370	636,708
Zensho Holdings Co Ltd	3,200	173,213
		809,921
Household Durables - 0.8%
Panasonic Holdings Corp	78,609	1,077,784
Sekisui House Ltd (c)	20,134	447,278
Sony Group Corp	207,265	4,569,760
		6,094,822
Leisure Products - 0.1%
Bandai Namco Holdings Inc	19,711	510,733
Shimano Inc	2,524	287,705
		798,438
Specialty Retail - 0.4%
Fast Retailing Co Ltd	6,391	2,428,217
Nitori Holdings Co Ltd	13,475	230,341
Sanrio Co Ltd	6,000	184,350
ZOZO Inc	15,146	124,879
		2,967,787
Textiles, Apparel & Luxury Goods - 0.1%
Asics Corp	23,496	564,019
TOTAL CONSUMER DISCRETIONARY		25,629,621
Consumer Staples - 1.0%
Beverages - 0.1%
Asahi Group Holdings Ltd (c)	51,286	534,367
Kirin Holdings Co Ltd	26,174	404,550
Suntory Beverage & Food Ltd	4,732	148,999
		1,087,916
Consumer Staples Distribution & Retail - 0.4%
Aeon Co Ltd	75,073	1,025,972
Kobe Bussan Co Ltd	5,105	125,514
MatsukiyoCocokara & Co	11,000	176,131
Seven & i Holdings Co Ltd	70,177	1,004,977
Tsuruha Holdings Inc	7,200	114,727
		2,447,321
Food Products - 0.1%
Ajinomoto Co Inc	30,466	692,946
Kikkoman Corp	22,810	204,945
		897,891
Household Products - 0.0%
Unicharm Corp	37,622	228,367
Personal Care Products - 0.1%
Kao Corp	15,706	628,279
Shiseido Co Ltd	13,469	228,806
		857,085
Tobacco - 0.3%
Japan Tobacco Inc	40,408	1,460,414
TOTAL CONSUMER STAPLES		6,978,994
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
ENEOS Holdings Inc	91,214	765,323
Idemitsu Kosan Co Ltd	25,935	218,946
Inpex Corp	29,710	660,969
TOTAL ENERGY		1,645,238
Financials - 3.9%
Banks - 2.5%
Chiba Bank Ltd/The	19,005	255,922
Japan Post Bank Co Ltd	60,267	1,067,017
Mitsubishi UFJ Financial Group Inc	386,421	6,998,227
Mizuho Financial Group Inc	83,899	3,642,722
Resona Holdings Inc	69,977	815,941
Sumitomo Mitsui Financial Group Inc	123,561	4,348,167
Sumitomo Mitsui Trust Group Inc	21,410	715,068
Yokohama Financial Group Inc	34,726	315,038
		18,158,102
Capital Markets - 0.3%
Daiwa Securities Group Inc	44,956	436,749
Japan Exchange Group Inc	33,426	364,752
Nomura Holdings Inc	101,285	917,880
SBI Holdings Inc	18,994	427,598
		2,146,979
Financial Services - 0.2%
Mitsubishi HC Capital Inc	29,678	258,695
ORIX Corp	39,204	1,194,758
Sony Financial Group Inc (b)	204,865	205,844
		1,659,297
Insurance - 0.9%
Dai-ichi Life Holdings Inc	118,544	1,035,996
Japan Post Holdings Co Ltd	60,103	720,218
Japan Post Insurance Co Ltd	6,267	193,363
MS&AD Insurance Group Holdings Inc	43,329	1,103,919
Sompo Holdings Inc	29,877	1,030,294
T&D Holdings Inc	15,596	383,249
Tokio Marine Holdings Inc	61,968	2,309,706
		6,776,745
TOTAL FINANCIALS		28,741,123
Health Care - 1.4%
Health Care Equipment & Supplies - 0.4%
Hoya Corp	11,528	1,927,044
Olympus Corp	38,353	456,241
Sysmex Corp	16,940	160,291
Terumo Corp	44,960	588,134
		3,131,710
Health Care Technology - 0.0%
M3 Inc	14,838	183,086
Pharmaceuticals - 1.0%
Astellas Pharma Inc	61,013	848,685
Chugai Pharmaceutical Co Ltd	22,622	1,292,185
Daiichi Sankyo Co Ltd	60,646	1,111,012
Eisai Co Ltd	8,821	245,925
Kyowa Kirin Co Ltd	8,047	130,225
Otsuka Holdings Co Ltd	14,654	875,017
Shionogi & Co Ltd	25,523	525,498
Takeda Pharmaceutical Co Ltd	53,578	1,823,780
		6,852,327
TOTAL HEALTH CARE		10,167,123
Industrials - 5.8%
Air Freight & Logistics - 0.0%
SG Holdings Co Ltd	9,637	92,783
Building Products - 0.2%
Agc Inc	6,594	242,822
Daikin Industries Ltd	8,917	1,068,528
		1,311,350
Commercial Services & Supplies - 0.1%
Dai Nippon Printing Co Ltd	13,210	236,228
Secom Co Ltd	13,398	490,817
TOPPAN Holdings Inc	7,938	244,357
		971,402
Construction & Engineering - 0.2%
Kajima Corp	14,254	580,255
Obayashi Corp	21,493	484,273
Taisei Corp	4,916	488,868
		1,553,396
Electrical Equipment - 0.5%
Fuji Electric Co Ltd	4,811	341,644
Fujikura Ltd	8,500	1,074,858
Mitsubishi Electric Corp	64,156	2,002,285
NIDEC CORP	28,098	401,935
		3,820,722
Ground Transportation - 0.3%
Central Japan Railway Co	26,000	723,585
East Japan Railway Co	32,506	817,691
Hankyu Hanshin Holdings Inc	8,075	225,198
Seibu Holdings Inc	7,100	187,868
Tokyo Metro Co Ltd	9,900	105,710
Tokyu Corp	16,817	189,675
West Japan Railway Co	13,840	282,506
		2,532,233
Industrial Conglomerates - 0.8%
Hikari Tsushin Inc	590	162,062
Hitachi Ltd	154,425	5,358,569
Sekisui Chemical Co Ltd	12,598	222,476
		5,743,107
Machinery - 1.5%
Daifuku Co Ltd	10,910	390,408
Ebara Corp	15,600	469,331
FANUC Corp	31,505	1,265,071
IHI Corp	34,700	800,010
Kawasaki Heavy Industries Ltd	5,100	424,286
Komatsu Ltd	32,068	1,227,410
Kubota Corp	32,943	504,384
Makita Corp	7,573	261,845
MINEBEA MITSUMI Inc	12,211	247,359
Mitsubishi Heavy Industries Ltd	108,020	3,180,534
SMC Corp	1,896	737,111
Toyota Industries Corp (c)	5,441	694,540
		10,202,289
Marine Transportation - 0.1%
Kawasaki Kisen Kaisha Ltd	11,800	169,954
Mitsui OSK Lines Ltd	11,600	362,706
Nippon Yusen KK	13,865	455,672
		988,332
Passenger Airlines - 0.0%
ANA Holdings Inc	5,463	106,076
Japan Airlines Co Ltd	4,937	93,294
		199,370
Professional Services - 0.3%
Recruit Holdings Co Ltd	47,473	2,500,583
Trading Companies & Distributors - 1.8%
ITOCHU Corp	200,250	2,563,715
Marubeni Corp	47,572	1,572,311
Mitsubishi Corp	108,605	2,885,239
Mitsui & Co Ltd	83,258	2,708,736
MonotaRO Co Ltd	8,422	113,604
Sumitomo Corp	36,775	1,493,399
Toyota Tsusho Corp	23,271	842,965
		12,179,969
TOTAL INDUSTRIALS		42,095,536
Information Technology - 3.3%
Electronic Equipment, Instruments & Components - 0.8%
Keyence Corp	6,605	2,408,802
Kyocera Corp	43,252	645,035
Murata Manufacturing Co Ltd	56,283	1,143,421
Shimadzu Corp	7,974	214,550
TDK Corp	65,555	845,871
Yokogawa Electric Corp	7,679	254,445
		5,512,124
IT Services - 0.6%
Fujitsu Ltd	59,380	1,649,920
NEC Corp	43,675	1,470,320
Nomura Research Institute Ltd	12,739	386,961
Obic Co Ltd	10,880	302,089
Otsuka Corp	7,650	151,359
TIS Inc	7,172	208,450
		4,169,099
Semiconductors & Semiconductor Equipment - 1.7%
Advantest Corp	25,832	4,257,206
Disco Corp	3,144	1,340,132
Kioxia Holdings Corp (b)	6,300	869,527
Lasertec Corp	2,725	626,035
Renesas Electronics Corp	59,903	995,915
SCREEN Holdings Co Ltd	2,700	342,995
Tokyo Electron Ltd	15,150	4,036,855
		12,468,665
Software - 0.0%
Oracle Corp Japan	1,264	85,431
Trend Micro Inc/Japan	4,220	164,971
		250,402
Technology Hardware, Storage & Peripherals - 0.2%
Canon Inc	29,171	883,085
FUJIFILM Holdings Corp	37,700	753,067
		1,636,152
TOTAL INFORMATION TECHNOLOGY		24,036,442
Materials - 0.8%
Chemicals - 0.6%
Asahi Kasei Corp	43,693	423,350
Mitsubishi Chemical Group Corp	43,147	284,375
Nippon Paint Holdings Co Ltd	31,805	210,547
Nippon Sanso Holdings Corp	5,850	177,209
Nitto Denko Corp	22,915	507,281
Shin-Etsu Chemical Co Ltd	56,870	1,870,146
Toray Industries Inc	46,702	343,566
		3,816,474
Metals & Mining - 0.2%
JFE Holdings Inc	19,320	260,413
JX Advanced Metals Corp	18,800	308,130
Nippon Steel Corp	163,010	679,271
Sumitomo Metal Mining Co Ltd	8,286	468,229
		1,716,043
TOTAL MATERIALS		5,532,517
Real Estate - 0.5%
Office REITs - 0.0%
Nippon Building Fund Inc	263	243,864
Real Estate Management & Development - 0.5%
Daito Trust Construction Co Ltd	9,845	199,828
Daiwa House Industry Co Ltd	18,850	640,676
Hulic Co Ltd	15,500	184,185
Mitsubishi Estate Co Ltd	35,884	913,563
Mitsui Fudosan Co Ltd	89,123	1,017,866
Sumitomo Realty & Development Co Ltd	20,444	567,375
		3,523,493
TOTAL REAL ESTATE		3,767,357
Utilities - 0.2%
Electric Utilities - 0.1%
Chubu Electric Power Co Inc	22,995	334,167
Kansai Electric Power Co Inc/The	31,980	509,994
		844,161
Gas Utilities - 0.1%
Osaka Gas Co Ltd	12,036	450,611
Tokyo Gas Co Ltd	10,615	469,568
		920,179
TOTAL UTILITIES		1,764,340
TOTAL JAPAN		161,673,988
KOREA (SOUTH) - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Delivery Hero SE (b)(d)(e)	6,584	183,622
LUXEMBOURG - 0.2%
Financials - 0.0%
Capital Markets - 0.0%
CVC Capital Partners PLC (d)(e)	7,162	126,748
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Eurofins Scientific SE	3,993	322,514
Materials - 0.2%
Metals & Mining - 0.2%
ArcelorMittal SA	15,898	866,479
TOTAL LUXEMBOURG		1,315,741
MACAU - 0.1%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Galaxy Entertainment Group Ltd	66,635	339,483
Sands China Ltd	81,662	178,019

TOTAL MACAU		517,502
MEXICO - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Fresnillo PLC	7,453	377,542
NETHERLANDS - 5.0%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.1%
Koninklijke KPN NV	131,100	642,064
Entertainment - 0.1%
Universal Music Group NV	37,103	909,675
TOTAL COMMUNICATION SERVICES		1,551,739
Consumer Staples - 0.4%
Beverages - 0.2%
Heineken Holding NV Class A	4,367	322,491
Heineken NV	9,706	801,227
		1,123,718
Consumer Staples Distribution & Retail - 0.2%
Koninklijke Ahold Delhaize NV	30,228	1,180,982
Food Products - 0.0%
JDE Peet's NV	5,748	215,439
Magnum Ice Cream Co NV/The	16,528	293,755
		509,194
TOTAL CONSUMER STAPLES		2,813,894
Financials - 0.9%
Banks - 0.5%
ABN AMRO Bank NV depository receipt (d)(e)	19,658	723,748
ING Groep NV	101,847	3,003,562
		3,727,310
Capital Markets - 0.0%
Euronext NV (d)	2,567	358,745
Financial Services - 0.2%
Adyen NV (b)(d)(e)	850	1,260,419
EXOR NV	3,151	258,091
		1,518,510
Insurance - 0.2%
ASR Nederland NV	5,290	383,629
NN Group NV	9,071	718,040
		1,101,669
TOTAL FINANCIALS		6,706,234
Health Care - 0.3%
Biotechnology - 0.2%
Argenx SE (b)	2,075	1,745,016
Health Care Equipment & Supplies - 0.1%
Koninklijke Philips NV	25,965	745,606
TOTAL HEALTH CARE		2,490,622
Industrials - 0.1%
Professional Services - 0.1%
Randstad NV (c)	3,659	130,593
Wolters Kluwer NV	7,837	735,919
		866,512
Trading Companies & Distributors - 0.0%
IMCD NV	1,993	186,110
TOTAL INDUSTRIALS		1,052,622
Information Technology - 3.0%
Semiconductors & Semiconductor Equipment - 2.9%
ASM International NV	1,580	1,329,351
ASML Holding NV	13,083	18,759,793
BE Semiconductor Industries NV	2,462	480,065
		20,569,209
Software - 0.1%
Nebius Group NV Class A (b)(c)	7,150	609,109
TOTAL INFORMATION TECHNOLOGY		21,178,318
Materials - 0.1%
Chemicals - 0.1%
Akzo Nobel NV	5,762	403,670
TOTAL NETHERLANDS		36,197,099
NEW ZEALAND - 0.2%
Financials - 0.0%
Financial Services - 0.0%
Infratil Ltd	31,555	210,511
Health Care - 0.2%
Health Care Equipment & Supplies - 0.2%
Fisher & Paykel Healthcare Corp Ltd	19,796	463,775
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Auckland International Airport Ltd	57,152	284,237
Information Technology - 0.0%
Software - 0.0%
Xero Ltd (b)	5,578	364,148
Utilities - 0.0%
Electric Utilities - 0.0%
Contact Energy Ltd	28,238	158,970
Independent Power and Renewable Electricity Producers - 0.0%
Meridian Energy Ltd	44,926	152,832
TOTAL UTILITIES		311,802
TOTAL NEW ZEALAND		1,634,473
NORWAY - 0.6%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telenor ASA	20,767	349,333
Consumer Staples - 0.1%
Food Products - 0.1%
Mowi ASA	15,694	360,797
Orkla ASA	23,645	280,386
Salmar ASA	2,281	135,716
TOTAL CONSUMER STAPLES		776,899
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Aker BP ASA	10,656	311,365
Equinor ASA	25,857	694,998
TOTAL ENERGY		1,006,363
Financials - 0.2%
Banks - 0.2%
DNB Bank ASA	29,887	858,702
Insurance - 0.0%
Gjensidige Forsikring ASA	6,710	190,769
TOTAL FINANCIALS		1,049,471
Industrials - 0.1%
Aerospace & Defense - 0.1%
Kongsberg Gruppen ASA	14,826	508,876
Materials - 0.1%
Metals & Mining - 0.1%
Norsk Hydro ASA	46,695	414,553
TOTAL NORWAY		4,105,495
POLAND - 0.0%
Industrials - 0.0%
Air Freight & Logistics - 0.0%
InPost SA (b)	8,376	131,055
PORTUGAL - 0.2%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Jeronimo Martins SGPS SA	9,539	225,123
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Galp Energia SGPS SA	14,059	278,803
Financials - 0.0%
Banks - 0.0%
Banco Comercial Portugues SA	254,700	276,065
Utilities - 0.2%
Electric Utilities - 0.2%
EDP SA	105,744	541,109
TOTAL PORTUGAL		1,321,100
SINGAPORE - 1.7%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Singapore Telecommunications Ltd	250,462	903,840
Consumer Discretionary - 0.2%
Broadline Retail - 0.2%
Sea Ltd Class A ADR (b)	12,894	1,502,022
Financials - 1.0%
Banks - 0.9%
DBS Group Holdings Ltd	71,697	3,336,579
Oversea-Chinese Banking Corp Ltd	114,128	1,904,675
United Overseas Bank Ltd	42,266	1,273,862
		6,515,116
Capital Markets - 0.1%
Singapore Exchange Ltd	28,889	400,372
TOTAL FINANCIALS		6,915,488
Industrials - 0.2%
Aerospace & Defense - 0.1%
Singapore Technologies Engineering Ltd	52,593	405,166
Ground Transportation - 0.0%
Grab Holdings Ltd Class A (b)	79,945	343,764
Industrial Conglomerates - 0.1%
Keppel Ltd	49,116	422,009
Passenger Airlines - 0.0%
Singapore Airlines Ltd	52,662	262,875
TOTAL INDUSTRIALS		1,433,814
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
STMicroelectronics NV	22,823	644,814
Real Estate - 0.1%
Diversified REITs - 0.1%
CapitaLand Integrated Commercial Trust	205,199	385,525
Industrial REITs - 0.0%
CapitaLand Ascendas REIT	132,051	295,846
Real Estate Management & Development - 0.0%
CapitaLand Investment Ltd/Singapore	78,953	191,160
TOTAL REAL ESTATE		872,531
Utilities - 0.0%
Multi-Utilities - 0.0%
Sembcorp Industries Ltd	30,400	144,102
TOTAL SINGAPORE		12,416,611
SOUTH AFRICA - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Anglo American PLC	37,723	1,749,133
SPAIN - 3.7%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Cellnex Telecom SA (d)(e)	16,670	515,606
Telefonica SA (c)	124,233	502,933
TOTAL COMMUNICATION SERVICES		1,018,539
Consumer Discretionary - 0.5%
Hotels, Restaurants & Leisure - 0.1%
Amadeus IT Group SA Class A	15,185	1,018,103
Specialty Retail - 0.4%
Industria de Diseno Textil SA	36,769	2,392,564
TOTAL CONSUMER DISCRETIONARY		3,410,667
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Repsol SA	38,041	749,450
Financials - 2.0%
Banks - 2.0%
Banco Bilbao Vizcaya Argentaria SA	194,264	4,931,134
Banco de Sabadell SA	169,369	663,517
Banco Santander SA	501,746	6,406,328
Bankinter SA	22,735	388,604
CaixaBank SA	131,372	1,734,135
		14,123,718
Insurance - 0.0%
Mapfre SA	30,862	141,134
TOTAL FINANCIALS		14,264,852
Health Care - 0.0%
Biotechnology - 0.0%
Grifols SA Class A	9,941	127,145
Industrials - 0.2%
Construction & Engineering - 0.1%
ACS Actividades de Construccion y Servicios SA	5,954	667,999
ACS Actividades de Construccion y Servicios SA rights 2/3/2026 (b)	5,954	3,275
		671,274
Transportation Infrastructure - 0.1%
Aena SME SA (d)(e)	25,283	786,092
TOTAL INDUSTRIALS		1,457,366
Utilities - 0.8%
Electric Utilities - 0.8%
Acciona SA	828	178,039
Endesa SA	10,709	394,654
Iberdrola SA	213,939	4,809,937
Iberdrola SA	2,930	65,728
Redeia Corp SA	13,679	236,400
		5,684,758
Gas Utilities - 0.0%
Naturgy Energy Group SA	8,171	256,472
Independent Power and Renewable Electricity Producers - 0.0%
EDP Renovaveis SA	10,734	162,861
TOTAL UTILITIES		6,104,091
TOTAL SPAIN		27,132,110
SWEDEN - 3.3%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Telia Co AB	79,519	361,998
Wireless Telecommunication Services - 0.0%
Tele2 AB B Shares	18,450	337,516
TOTAL COMMUNICATION SERVICES		699,514
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.0%
Evolution AB (d)	4,479	290,940
Specialty Retail - 0.1%
H & M Hennes & Mauritz AB B Shares	16,635	333,074
TOTAL CONSUMER DISCRETIONARY		624,014
Consumer Staples - 0.1%
Household Products - 0.1%
Essity AB B Shares	20,317	600,329
Financials - 0.9%
Banks - 0.4%
Skandinaviska Enskilda Banken AB A Shares	51,015	1,095,899
Svenska Handelsbanken AB A Shares	49,155	774,931
Swedbank AB A1 Shares	28,611	1,113,605
		2,984,435
Capital Markets - 0.1%
EQT AB	16,646	631,642
Financial Services - 0.4%
Industrivarden AB A Shares	3,867	193,187
Industrivarden AB C Shares	5,384	269,457
Investor AB B Shares	61,404	2,365,855
L E Lundbergforetagen AB B Shares	2,559	152,262
		2,980,761
TOTAL FINANCIALS		6,596,838
Health Care - 0.0%
Biotechnology - 0.0%
Swedish Orphan Biovitrum AB B Shares (b)	6,631	250,872
Industrials - 1.8%
Aerospace & Defense - 0.1%
Saab AB B Shares	10,797	842,413
Building Products - 0.2%
Assa Abloy AB B Shares	33,781	1,365,899
Nibe Industrier AB B Shares	50,748	194,275
		1,560,174
Commercial Services & Supplies - 0.0%
Securitas AB B Shares	16,575	273,722
Construction & Engineering - 0.0%
Skanska AB B Shares	11,469	348,802
Industrial Conglomerates - 0.1%
Investment AB Latour B Shares	4,991	124,446
Lifco AB B Shares	7,858	270,123
		394,569
Machinery - 1.3%
Alfa Laval AB	9,749	566,279
Atlas Copco AB A Shares	90,547	1,867,279
Atlas Copco AB B Shares	52,595	945,618
Epiroc AB A Shares	22,201	622,365
Epiroc AB B Shares	13,156	328,180
Indutrade AB	9,205	215,980
Sandvik AB	35,937	1,419,021
SKF AB B Shares	11,498	300,245
Trelleborg AB B Shares	6,836	276,280
Volvo AB B Shares	53,556	1,946,087
		8,487,334
Trading Companies & Distributors - 0.1%
AddTech AB B Shares	8,762	286,050
Beijer Ref AB B Shares	13,755	195,882
		481,932
TOTAL INDUSTRIALS		12,388,946
Information Technology - 0.2%
Communications Equipment - 0.1%
Telefonaktiebolaget LM Ericsson B Shares	94,332	1,021,631
Electronic Equipment, Instruments & Components - 0.1%
Hexagon AB B Shares	69,982	789,050
TOTAL INFORMATION TECHNOLOGY		1,810,681
Materials - 0.1%
Metals & Mining - 0.1%
Boliden AB (b)	9,579	673,837
Paper & Forest Products - 0.0%
Holmen AB B Shares	2,397	89,825
Svenska Cellulosa AB SCA B Shares	20,468	256,324
		346,149
TOTAL MATERIALS		1,019,986
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Fastighets AB Balder B Shares (b)	24,369	183,407
Sagax AB B Shares	7,443	164,193
TOTAL REAL ESTATE		347,600
TOTAL SWEDEN		24,338,780
SWITZERLAND - 4.7%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Swisscom AG	873	715,407
Consumer Discretionary - 0.5%
Specialty Retail - 0.0%
Avolta AG	2,934	179,520
Textiles, Apparel & Luxury Goods - 0.5%
Cie Financiere Richemont SA Series A	18,120	3,517,268
Swatch Group AG/The	974	230,570
		3,747,838
TOTAL CONSUMER DISCRETIONARY		3,927,358
Consumer Staples - 0.2%
Food Products - 0.2%
Barry Callebaut AG (c)	120	209,870
Chocoladefabriken Lindt & Spruengli AG	4	589,871
Chocoladefabriken Lindt & Spruengli AG	30	429,209
TOTAL CONSUMER STAPLES		1,228,950
Financials - 1.6%
Banks - 0.0%
Banque Cantonale Vaudoise	1,025	138,691
Capital Markets - 0.9%
Julius Baer Group Ltd	6,944	580,456
Partners Group Holding AG	765	1,039,066
UBS Group AG	107,001	5,036,889
		6,656,411
Insurance - 0.7%
Helvetia Baloise Holding AG	2,658	672,881
Swiss Life Holding AG	962	1,053,278
Zurich Insurance Group AG	4,933	3,509,445
		5,235,604
TOTAL FINANCIALS		12,030,706
Health Care - 0.6%
Health Care Equipment & Supplies - 0.1%
Sonova Holding AG	1,708	467,451
Straumann Holding AG	3,762	452,455
		919,906
Life Sciences Tools & Services - 0.2%
Lonza Group AG	2,367	1,608,259
Pharmaceuticals - 0.3%
Galderma Group AG	5,213	971,697
Sandoz Group AG	14,090	1,115,098
		2,086,795
TOTAL HEALTH CARE		4,614,960
Industrials - 1.1%
Building Products - 0.2%
Belimo Holding AG	332	362,900
Geberit AG	1,143	871,759
		1,234,659
Electrical Equipment - 0.6%
ABB Ltd	52,828	4,548,390
Machinery - 0.2%
Schindler Holding AG	792	291,474
Schindler Holding AG participation certificate	1,372	529,242
VAT Group AG (d)(e)	910	589,990
		1,410,706
Marine Transportation - 0.0%
Kuehne + Nagel International AG	1,630	376,795
Professional Services - 0.1%
SGS SA	5,581	669,965
TOTAL INDUSTRIALS		8,240,515
Information Technology - 0.1%
Technology Hardware, Storage & Peripherals - 0.1%
Logitech International SA	5,149	443,864
Materials - 0.4%
Chemicals - 0.4%
DSM-Firmenich AG	5,818	458,770
EMS-Chemie Holding AG	236	183,476
Givaudan SA	311	1,202,080
Sika AG	5,138	985,934
TOTAL MATERIALS		2,830,260
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Swiss Prime Site AG	2,706	459,605
Utilities - 0.0%
Electric Utilities - 0.0%
BKW AG	718	135,510
TOTAL SWITZERLAND		34,627,135
UNITED KINGDOM - 11.2%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.1%
BT Group PLC	201,596	527,846
Interactive Media & Services - 0.0%
Autotrader Group PLC (d)(e)	29,176	215,071
Media - 0.1%
Informa PLC	43,654	525,659
Wireless Telecommunication Services - 0.1%
Vodafone Group PLC	645,509	950,658
TOTAL COMMUNICATION SERVICES		2,219,234
Consumer Discretionary - 0.6%
Broadline Retail - 0.1%
Next PLC	3,921	711,707
Diversified Consumer Services - 0.0%
Pearson PLC	19,437	255,654
Hotels, Restaurants & Leisure - 0.4%
Compass Group PLC	57,214	1,715,587
Entain PLC	20,448	169,279
InterContinental Hotels Group PLC	4,880	657,824
Whitbread PLC	5,807	216,449
		2,759,139
Household Durables - 0.0%
Barratt Redrow PLC	45,667	243,165
Specialty Retail - 0.1%
JD Sports Fashion PLC	86,501	96,798
Kingfisher PLC	58,568	269,904
		366,702
TOTAL CONSUMER DISCRETIONARY		4,336,367
Consumer Staples - 2.3%
Beverages - 0.3%
Coca-Cola Europacific Partners PLC	7,004	642,267
Diageo PLC	75,042	1,726,739
		2,369,006
Consumer Staples Distribution & Retail - 0.2%
J Sainsbury PLC	57,936	254,003
Marks & Spencer Group PLC	69,330	347,704
Tesco PLC	219,090	1,274,841
		1,876,548
Food Products - 0.0%
Associated British Foods PLC	10,858	283,765
Household Products - 0.3%
Reckitt Benckiser Group PLC	22,757	1,897,021
Personal Care Products - 0.7%
Unilever PLC	73,460	4,997,442
Tobacco - 0.8%
British American Tobacco PLC	73,688	4,451,757
Imperial Brands PLC	25,800	1,086,639
		5,538,396
TOTAL CONSUMER STAPLES		16,962,178
Financials - 3.8%
Banks - 2.9%
Barclays PLC	470,647	3,141,130
HSBC Holdings PLC	580,243	10,236,024
Lloyds Banking Group PLC	1,995,583	2,979,814
NatWest Group PLC	270,840	2,468,648
Standard Chartered PLC	65,598	1,678,419
		20,504,035
Capital Markets - 0.5%
3i Group PLC	33,482	1,538,134
London Stock Exchange Group PLC	15,748	1,750,192
Schroders PLC	24,460	151,149
		3,439,475
Financial Services - 0.1%
M&G PLC	77,078	326,323
Wise PLC Class A (b)	22,460	289,683
		616,006
Insurance - 0.3%
Admiral Group PLC	8,778	330,313
Aviva PLC	103,063	896,645
Legal & General Group PLC	192,087	696,795
Phoenix Group Holdings PLC	23,605	238,857
		2,162,610
TOTAL FINANCIALS		26,722,126
Health Care - 1.4%
Health Care Equipment & Supplies - 0.0%
Smith & Nephew PLC	27,173	463,117
Pharmaceuticals - 1.4%
Astrazeneca PLC	52,269	9,738,451
Hikma Pharmaceuticals PLC	5,608	117,331
		9,855,782
TOTAL HEALTH CARE		10,318,899
Industrials - 1.9%
Aerospace & Defense - 1.1%
BAE Systems PLC	101,288	2,749,660
Melrose Industries PLC	42,538	364,374
Rolls-Royce Holdings PLC	283,692	4,742,473
		7,856,507
Commercial Services & Supplies - 0.1%
Rentokil Initial PLC	85,151	528,517
Industrial Conglomerates - 0.2%
CK Hutchison Holdings Ltd	90,556	730,181
DCC PLC	3,265	207,121
Smiths Group PLC	11,011	378,179
		1,315,481
Machinery - 0.0%
Spirax Group PLC	2,482	246,737
Passenger Airlines - 0.0%
International Consolidated Airlines Group SA (Spain)	39,826	227,777
Professional Services - 0.3%
Intertek Group PLC	5,206	317,999
RELX PLC	61,519	2,180,973
		2,498,972
Trading Companies & Distributors - 0.2%
Ashtead Group PLC	14,210	911,352
Bunzl PLC	10,950	307,072
		1,218,424
TOTAL INDUSTRIALS		13,892,415
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
Halma PLC	12,799	620,679
Software - 0.0%
Sage Group PLC/The	32,484	425,559
TOTAL INFORMATION TECHNOLOGY		1,046,238
Real Estate - 0.1%
Diversified REITs - 0.0%
Land Securities Group PLC	23,718	211,116
Industrial REITs - 0.1%
Segro PLC	43,355	450,038
TOTAL REAL ESTATE		661,154
Utilities - 0.7%
Electric Utilities - 0.2%
SSE PLC	40,646	1,350,969
Multi-Utilities - 0.4%
Centrica PLC	159,124	415,769
National Grid PLC	167,227	2,841,113
		3,256,882
Water Utilities - 0.1%
Severn Trent PLC	9,131	365,836
United Utilities Group PLC	22,984	392,184
		758,020
TOTAL UTILITIES		5,365,871
TOTAL UNITED KINGDOM		81,524,482
UNITED STATES - 9.2%
Communication Services - 0.4%
Entertainment - 0.4%
Spotify Technology SA (b)	5,271	2,637,345
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Stellantis NV (Italy)	67,972	667,607
Consumer Staples - 1.1%
Food Products - 1.1%
Nestle SA	86,845	8,287,319
Energy - 1.5%
Energy Equipment & Services - 0.0%
Tenaris SA	12,647	280,927
Oil, Gas & Consumable Fuels - 1.5%
BP PLC	530,317	3,362,506
Shell PLC	195,239	7,504,892
		10,867,398
TOTAL ENERGY		11,148,325
Financials - 0.3%
Insurance - 0.3%
Aegon Ltd	44,578	350,137
Swiss Re AG	10,070	1,608,100
TOTAL FINANCIALS		1,958,237
Health Care - 4.3%
Health Care Equipment & Supplies - 0.2%
Alcon AG	16,843	1,359,990
Life Sciences Tools & Services - 0.1%
QIAGEN NV (Germany)	6,934	366,741
Pharmaceuticals - 4.0%
GSK PLC	137,010	3,543,306
Haleon PLC	300,223	1,570,137
Novartis AG	64,082	9,507,835
Roche Holding AG	1,080	497,355
Roche Holding AG non-voting shares	23,680	10,768,241
Sanofi SA	37,237	3,512,333
		29,399,207
TOTAL HEALTH CARE		31,125,938
Industrials - 1.1%
Construction & Engineering - 0.2%
Ferrovial SE	17,468	1,180,639
Electrical Equipment - 0.7%
Schneider Electric SE	18,480	5,298,252
Marine Transportation - 0.0%
AP Moller - Maersk A/S Series A	98	240,631
AP Moller - Maersk A/S Series B	133	328,873
		569,504
Professional Services - 0.2%
Experian PLC	30,928	1,171,390
TOTAL INDUSTRIALS		8,219,785
Information Technology - 0.1%
Software - 0.1%
CyberArk Software Ltd (b)	1,702	733,273
Monday.com Ltd (b)	1,455	166,961
TOTAL INFORMATION TECHNOLOGY		900,234
Materials - 0.3%
Construction Materials - 0.3%
Buzzi SpA	2,582	146,662
Holcim AG	17,197	1,772,476
TOTAL MATERIALS		1,919,138
TOTAL UNITED STATES		66,863,928
TOTAL COMMON STOCKS (Cost $479,530,314)		719,950,305

Non-Convertible Preferred Stocks - 0.3%
	Shares	Value ($)
GERMANY - 0.3%
Consumer Discretionary - 0.2%
Automobiles - 0.2%
Bayerische Motoren Werke AG non-voting shares	1,812	187,722
Dr Ing hc F Porsche AG (d)(e)	3,825	186,136
Porsche Automobil Holding SE	5,137	219,789
Volkswagen AG	6,951	843,192
TOTAL CONSUMER DISCRETIONARY		1,436,839
Consumer Staples - 0.1%
Household Products - 0.1%
Henkel AG & Co KGaA	5,401	474,778
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Sartorius AG	883	246,803
TOTAL GERMANY		2,158,420
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $2,410,131)		2,158,420

U.S. Treasury Obligations - 0.0%
	Yield (%) (g)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 2/12/2026 (h) (Cost $339,607)	3.82	340,000	339,660

Money Market Funds - 1.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i)	3.70	9,033,075	9,034,881
Fidelity Securities Lending Cash Central Fund (i)(j)	3.70	3,555,782	3,556,138
TOTAL MONEY MARKET FUNDS (Cost $12,591,019)			12,591,019

TOTAL INVESTMENT IN SECURITIES - 100.7% (Cost $494,871,071)	735,039,404
NET OTHER ASSETS (LIABILITIES) - (0.7)% (f)	(5,351,054)
NET ASSETS - 100.0%	729,688,350

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	50	3/2026	7,592,000	402,020

The notional amount of long futures as a percentage of Net Assets is 1.0%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,757,598 or 1.1% of net assets.

(e)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $7,107,913 or 1.0% of net assets.

(f)	Includes $51,653 of cash collateral to cover margin requirements for futures contracts.
(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $339,660.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	14,073,596	36,043,299	41,081,356	102,331	(658)	-	9,034,881	9,033,075	0.0%
Fidelity Securities Lending Cash Central Fund	2,122,502	17,287,147	15,853,216	10,144	(295)	-	3,556,138	3,555,782	0.0%
Total	16,196,098	53,330,446	56,934,572	112,475	(953)	-	12,591,019

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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